INCOME TAX - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
INCOME TAX
Income tax	¥ (141)	¥ 1,877
Deferred income tax benefits	500
Current benefit (expense)	¥ 400
CHINA
INCOME TAX
Tax on Interest Income Earned	10.00%
UNITED STATES
INCOME TAX
Tax on Interest Income Earned	30.00%